Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 6,621		$ 3,949		$ 33,644
Restricted cash		504		1,500		0
Marketable securities				0		69,173
Trade accounts receivable		1,972		1,444		5,327
Inventories		16,831		15,375		4,142
Prepaid and other current assets		8,737		9,181		13,496
Total current assets		34,665		31,449		125,782
Non-current assets:
Property, plant and equipment, net		25,783		26,852		24,271
Right-of-use asset		8,587		9,433		12,813
Intangible assets, net		7,329		7,886		10,132
Other non-current assets		1,800		1,800		1,701
Total assets		79,558		77,420		174,699
Current liabilities:
Accounts payable		5,420		4,798		1,799
Operating lease obligation, current portion		3,821		3,802		3,800
Contingent consideration				0		33,900
Contract liabilities, current portion		30,347		26,951		24,137
Accrued expenses and other current liabilities		11,639		13,651		17,906
Warrants to purchase common stock		5,781	[1],[2]	18,554	[1],[2],[3],[4]	0	[3],[4]
Senior Secured Convertible Notes - current	[5],[6]			63,520		0
Convertible Notes	[7],[8]	28,211		63,520
Total current liabilities		85,219		131,276		81,542
Non-current liabilities:
Operating lease obligation, net of current portion		5,261		6,056		9,051
Contract liabilities, net of current portion		19,266		13,416		0
Other non-current liabilities		2,111		2,111		1,796
Total liabilities		111,857		152,859		92,389
Commitments and Contingencies (Note 7)
STOCKHOLDERS' (DEFICIT) EQUITY
Additional paid in capital		1,926,346		1,922,730		1,902,213
Accumulated other comprehensive loss		0		0		(110)
Accumulated deficit		(1,960,068)		(1,998,197)		(1,819,821)
Total stockholders' (deficit) equity		(33,693)		(75,439)		82,310
Total liabilities and stockholders' (deficit) equity		78,164		77,420		174,699
Preferred Stock [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of March 31, 2024 and December 31, 2023		0		0		0
Common Class A [Member]
Current liabilities:
Warrants to purchase common stock		1,500
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock Value		23		22		22
Common Class B [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock Value		$ 6		$ 6		$ 6

[1]	An affiliate of a director held Company Warrants with a fair value of $0.9 million and $4.5 million as of March 31, 2024 and December 31, 2023, respectively.
[2]	Warrants to purchase common stock includes Company Warrants (the “Company Warrants”) issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of March 31, 2024, the fair values of the CEO’s and CTO’s Company Warrants were $0.3 million and $0.2 million, respectively. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.7 million and $0.9 million, respectively.
[3]	Warrants to purchase common stock includes Company Warrants issued to a related party in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair value of the Company Warrants was $2.2 million.
[4]	Warrants to purchase common stock includes Company Warrants issued to our Chief Executive Officer (the “CEO”) and our Chief Technology Officer (the “CTO”) in conjunction with the Convertible Notes issued November 21, 2023. As of December 31, 2023, the fair values of the CEO’s and CTO’s Company Warrants were $1.8 million and $0.9 million, respectively.
[5]	A related party held Convertible Notes with a fair value of $5.1 million as of December 31, 2023.
[6]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023.
[7]	An affiliate of a director held Convertible Notes with a fair value of $4.7 million and $5.1 million as of March 31, 2024 and December 31, 2023, respectively.
[8]	The CEO and CTO hold Convertible Notes whose fair values were $2.0 million and $1.1 million, respectively as of March 31, 2024 and $7.1 million and $3.6 million, respectively as of December 31, 2023.